SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Life of Right of Use Assets) (Details)	12 Months Ended
Dec. 31, 2025
Office space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Years	2-8
Mainly	6
Laboratory space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Years	2-8
Mainly	6
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Years	3
Mainly	3